Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended		106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Apr. 04, 2017	Dec. 31, 2015	Apr. 30, 2017	Jan. 31, 2016	May 31, 2017	Feb. 29, 2016	Jun. 30, 2017	Mar. 31, 2016	Jul. 31, 2017	Apr. 30, 2016	Aug. 31, 2017	May 31, 2016	Sep. 30, 2017	Jun. 30, 2016	Oct. 31, 2017	Jul. 31, 2016	Nov. 30, 2017	Aug. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Jan. 31, 2018	Oct. 31, 2016	Feb. 28, 2018	Nov. 30, 2016	Dec. 31, 2025	Mar. 31, 2018	Dec. 31, 2016	Apr. 30, 2018	Jan. 31, 2017	May 31, 2018	Feb. 28, 2017	Jun. 30, 2018	Mar. 31, 2017	Jul. 31, 2018	Apr. 30, 2017	Aug. 31, 2018	May 31, 2017	Sep. 30, 2018	Jun. 30, 2017	Oct. 31, 2018	Jul. 31, 2017	Nov. 30, 2018	Aug. 31, 2017	Dec. 31, 2018	Sep. 30, 2017	Jan. 31, 2019	Oct. 31, 2017	Feb. 28, 2019	Nov. 30, 2017	Mar. 31, 2019	Dec. 31, 2017	Apr. 30, 2019	Jan. 31, 2018	May 31, 2019	Feb. 28, 2018	Jun. 30, 2019	Mar. 31, 2018	Jul. 31, 2019	Apr. 30, 2018	Aug. 31, 2019	May 31, 2018	Sep. 30, 2019	Jun. 30, 2018	Oct. 31, 2019	Jul. 31, 2018	Nov. 30, 2019	Aug. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Jan. 31, 2020	Oct. 31, 2018	Feb. 29, 2020	Nov. 30, 2018	Mar. 31, 2020	Dec. 31, 2018	Apr. 30, 2020	Jan. 31, 2019	May 31, 2020	Feb. 28, 2019	Jun. 30, 2020	Mar. 31, 2019	Jul. 31, 2020	Apr. 30, 2019	Aug. 31, 2020	May 31, 2019	Sep. 30, 2020	Jun. 30, 2019	Oct. 31, 2020	Jul. 31, 2019	Nov. 30, 2020	Aug. 31, 2019	Dec. 31, 2020	Sep. 30, 2019	Jan. 31, 2021	Oct. 31, 2019	Feb. 28, 2021	Nov. 30, 2019	Mar. 31, 2021	Dec. 31, 2019	Apr. 30, 2021	Jan. 31, 2020	May 31, 2021	Feb. 29, 2020	Jun. 30, 2021	Mar. 31, 2020	Jul. 31, 2021	Apr. 30, 2020	Aug. 31, 2021	May 31, 2020	Sep. 30, 2021	Jun. 30, 2020	Oct. 31, 2021	Jul. 31, 2020	Nov. 30, 2021	Aug. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Jan. 31, 2022	Oct. 31, 2020	Feb. 28, 2022	Nov. 30, 2020	Mar. 31, 2022	Dec. 31, 2020	Apr. 30, 2022	Jan. 31, 2021	May 31, 2022	Feb. 28, 2021	Jun. 30, 2022	Mar. 31, 2021	Jul. 31, 2022	Apr. 30, 2021	Aug. 31, 2022	May 31, 2021	Sep. 30, 2022	Jun. 30, 2021	Oct. 31, 2022	Jul. 31, 2021	Nov. 30, 2022	Aug. 31, 2021	Dec. 31, 2022	Sep. 30, 2021	Jan. 31, 2023	Oct. 31, 2021	Feb. 28, 2023	Nov. 30, 2021	Mar. 31, 2023	Dec. 31, 2021	Apr. 30, 2023	Jan. 31, 2022	May 31, 2023	Feb. 28, 2022	Jun. 30, 2023	Mar. 31, 2022	Jul. 31, 2023	Apr. 30, 2022	Aug. 31, 2023	May 31, 2022	Sep. 30, 2023	Jun. 30, 2022	Oct. 31, 2023	Jul. 31, 2022	Nov. 30, 2023	Aug. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Jan. 31, 2024	Oct. 31, 2022	Feb. 29, 2024	Nov. 30, 2022	Mar. 31, 2024	Dec. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	May 31, 2024	Feb. 28, 2023	Jun. 30, 2024	Mar. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Aug. 31, 2024	May 31, 2023	Sep. 30, 2024	Jun. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Nov. 30, 2024	Aug. 31, 2023	Dec. 31, 2024	Sep. 30, 2023	Jan. 31, 2025	Oct. 31, 2023	Feb. 28, 2025	Nov. 30, 2023	Mar. 31, 2025	Dec. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	May 31, 2025	Feb. 29, 2024	Jun. 30, 2025	Mar. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Aug. 31, 2025	May 31, 2024	Sep. 30, 2025	Jun. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Nov. 30, 2025	Aug. 31, 2024	Dec. 31, 2025	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000003858
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with load
Accumulated Value		$ 9,425		$ 8,804		$ 8,804		$ 9,604		$ 9,775		$ 10,019		$ 9,962		$ 10,290		$ 10,351		$ 10,385		$ 10,195		$ 10,839			$ 10,991		$ 11,171		$ 11,362		$ 11,270		$ 11,381		$ 11,362		$ 11,443		$ 11,523		$ 11,232		$ 11,458		$ 11,561		$ 11,749		$ 11,764		$ 12,027		$ 11,508		$ 11,555		$ 11,610		$ 11,744		$ 11,673		$ 12,017		$ 12,205		$ 12,150		$ 11,049		$ 11,230		$ 10,054		$ 11,096		$ 11,469		$ 11,398		$ 11,854		$ 10,811		$ 11,561		$ 11,738		$ 11,227		$ 11,725		$ 11,688		$ 12,002		$ 12,357		$ 11,998		$ 10,844		$ 8,597		$ 9,720		$ 10,204		$ 10,334		$ 10,615		$ 10,771		$ 10,334		$ 10,542		$ 12,136		$ 12,694		$ 12,690		$ 13,561		$ 14,470		$ 15,302		$ 15,393		$ 15,083		$ 15,092		$ 15,433		$ 15,039		$ 15,826		$ 15,376		$ 16,361		$ 15,584		$ 15,675		$ 15,780		$ 14,713		$ 15,075		$ 13,536		$ 14,592		$ 14,220		$ 12,936		$ 14,312		$ 15,152		$ 14,551		$ 15,595		$ 15,306		$ 14,778		$ 14,892		$ 14,298		$ 15,486		$ 16,048		$ 15,825		$ 15,104		$ 14,518		$ 15,809		$ 16,806		$ 16,848		$ 17,758		$ 18,701		$ 17,690		$ 18,371		$ 17,952		$ 18,894		$ 19,287		$ 19,538	$ 19,355	$ 20,716	$ 19,335	$ 20,166	$ 19,570	$ 18,596	$ 17,977	$ 18,573	$ 19,175	$ 19,480	$ 19,956	$ 20,284	$ 20,099	$ 20,761	$ 20,741
C000003860
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C with load
Accumulated Value		10,000		9,332		9,328		10,169		10,347		10,594		10,529		10,872		10,928		10,954		10,751		11,418			11,570		11,756		11,952		11,843		11,956		11,930		12,008		12,081		11,765		11,999		12,099		12,289		12,293		12,563		12,014		12,054		12,103		12,236		12,156		12,502		12,692		12,630		11,476		11,653		10,424		11,500		11,884		11,800		12,267		11,177		11,949		12,123		11,590		12,095		12,049		12,367		12,722		12,347		11,150		8,834		9,982		10,473		10,598		10,881		11,035		10,578		10,785		12,410		12,969		12,959		13,838		14,760		15,599		15,681		15,353		15,353		15,691		15,281		16,072		15,604		16,595		15,796		15,880		15,975		14,882		15,239		13,679		14,733		14,349		13,048		14,424		15,261		14,644		15,685		15,384		14,849		14,951		14,348		15,526		16,087		15,847		15,116		14,521		15,807		16,790		16,819		17,720		18,644		17,628		18,299		17,869		18,793		19,172		19,413	19,218	20,555	19,173	19,986	19,381	18,404	17,780	18,360	18,940	19,231	19,686	20,002	19,804	20,443	20,412
C000054846
Account Value [Line Items]
Line Graph and Table Measure Name																									Class F
Accumulated Value		10,000		9,340		9,344		10,191		10,379		10,635		10,574		10,925		10,991		11,027		10,828		11,512			11,677		11,870		12,075		11,976		12,095		12,079		12,169		12,255		11,943		12,185		12,300		12,501		12,517		12,796		12,247		12,302		12,357		12,505		12,433		12,797		13,000		12,945		11,780		11,974		10,718		11,830		12,236		12,159		12,645		11,533		12,339		12,525		11,984		12,516		12,480		12,818		13,198		12,816		11,586		9,183		10,385		10,906		11,041		11,344		11,512		11,046		11,270		12,979		13,575		13,571		14,505		15,482		16,374		16,474		16,143		16,157		16,521		16,101		16,950		16,464		17,524		16,695		16,793		16,906		15,763		16,154		14,511		15,642		15,245		13,872		15,350		16,253		15,608		16,729		16,421		15,855		15,984		15,345		16,623		17,231		16,989		16,219		15,589		16,983		18,057		18,103		19,085		20,096		19,017		19,750		19,301		20,319		20,740		21,012	20,819	22,285	20,805	21,702	21,060	20,013	19,353	19,995	20,643	20,981	21,487	21,850	21,649	22,369	22,349
C000188260
Account Value [Line Items]
Line Graph and Table Measure Name																									Class F3
Accumulated Value	$ 10,000		$ 10,130		$ 10,116		$ 10,192		$ 10,264		$ 10,007		$ 10,212		$ 10,308		$ 10,479		$ 10,494		$ 10,730		$ 10,272			$ 10,317		$ 10,367		$ 10,490		$ 10,430		$ 10,738		$ 10,911		$ 10,865		$ 9,888		$ 10,050		$ 8,999		$ 9,937		$ 10,276		$ 10,216		$ 10,627		$ 9,692		$ 10,370		$ 10,529		$ 10,077		$ 10,526		$ 10,495		$ 10,778		$ 11,101		$ 10,781		$ 9,747		$ 7,731		$ 8,741		$ 9,182		$ 9,299		$ 9,556		$ 9,701		$ 9,307		$ 9,498		$ 10,937		$ 11,446		$ 11,442		$ 12,233		$ 13,056		$ 13,808		$ 13,895		$ 13,618		$ 13,634		$ 13,943		$ 13,591		$ 14,307		$ 13,903		$ 14,798		$ 14,102		$ 14,189		$ 14,284		$ 13,320		$ 13,653		$ 12,265		$ 13,223		$ 12,890		$ 11,734		$ 12,982		$ 13,749		$ 13,202		$ 14,157		$ 13,899		$ 13,424		$ 13,532		$ 12,995		$ 14,078		$ 14,598		$ 14,395		$ 13,743		$ 13,214		$ 14,395		$ 15,307		$ 15,346		$ 16,181		$ 17,041		$ 16,129		$ 16,755		$ 16,377		$ 17,243		$ 17,602		$ 17,841		$ 17,679		$ 18,926		$ 17,670		$ 18,436		$ 17,890		$ 17,009		$ 16,447		$ 16,998		$ 17,549		$ 17,839		$ 18,276		$ 18,587		$ 18,417		$ 19,029		$ 19,013
C000003862
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value		10,000		9,340		9,344		10,195		10,383		10,639		10,582		10,937		11,002		11,039		10,840		11,528			11,690		11,883		12,092		11,994		12,117		12,101		12,187		12,277		11,965		12,211		12,322		12,527		12,542		12,826		12,276		12,331		12,390		12,538		12,466		12,831		13,038		12,983		11,808		12,002		10,744		11,864		12,266		12,194		12,682		11,571		12,374		12,565		12,023		12,556		12,520		12,863		13,244		12,865		11,626		9,219		10,425		10,948		11,089		11,392		11,561		11,093		11,318		13,038		13,640		13,636		14,575		15,556		16,453		16,557		16,225		16,239		16,609		16,187		17,041		16,557		17,621		16,787		16,891		17,005		15,860		16,254		14,601		15,739		15,339		13,963		15,450		16,358		15,709		16,843		16,533		15,969		16,093		15,455		16,742		17,354		17,111		16,335		15,707		17,111		18,192		18,238		19,234		20,254		19,166		19,910		19,458		20,485		20,909		21,190	20,995	22,475	20,979	21,892	21,244	20,192	19,524	20,173	20,828	21,176	21,687	22,054	21,858	22,579	22,561
C000003861
Account Value [Line Items]
Line Graph and Table Measure Name																									Class P
Accumulated Value		10,000		9,338		9,338		10,183		10,366		10,616		10,558		10,904		10,967		11,000		10,796		11,475			11,635		11,823		12,028		11,923		12,040		12,020		12,103		12,186		11,873		12,111		12,220		12,416		12,430		12,705		12,156		12,203		12,259		12,400		12,323		12,685		12,882		12,822		11,655		11,844		10,602		11,696		12,093		12,016		12,494		11,391		12,180		12,363		11,825		12,345		12,304		12,632		13,008		12,627		11,410		9,045		10,220		10,733		10,864		11,156		11,320		10,860		11,076		12,749		13,334		13,325		14,237		15,191		16,061		16,156		15,828		15,833		16,189		15,771		16,598		16,118		17,153		16,335		16,428		16,531		15,413		15,791		14,176		15,276		14,883		13,543		14,977		15,854		15,220		16,311		16,002		15,451		15,569		14,944		16,182		16,770		16,527		15,777		15,161		16,510		17,545		17,584		18,534		19,512		18,460		19,165		18,722		19,706		20,110		20,371	20,172	21,588	20,145	21,012	20,382	19,365	18,716	19,334	19,958	20,277	20,765	21,103	20,908	21,590	21,566
C000054847
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R2
Accumulated Value		10,000		9,337		9,337		10,180		10,360		10,614		10,553		10,897		10,959		10,991		10,787		11,462			11,620		11,809		12,010		11,903		12,018		11,998		12,080		12,162		11,845		12,084		12,191		12,384		12,396		12,670		12,118		12,168		12,219		12,358		12,282		12,637		12,831		12,772		11,609		11,794		10,557		11,646		12,036		11,960		12,431		11,337		12,117		12,297		11,759		12,280		12,235		12,562		12,927		12,551		11,339		8,984		10,155		10,660		10,793		11,082		11,243		10,779		10,995		12,657		13,234		13,225		14,128		15,073		15,934		16,027		15,698		15,702		16,054		15,638		16,453		15,976		17,000		16,185		16,276		16,381		15,264		15,637		14,042		15,127		14,739		13,407		14,826		15,693		15,063		16,136		15,837		15,286		15,401		14,780		16,000		16,581		16,340		15,591		14,984		16,313		17,341		17,374		18,309		19,272		18,227		18,926		18,485		19,454		19,850		20,103	19,910	21,302	19,876	20,724	20,105	19,100	18,457	19,064	19,678	19,986	20,468	20,800	20,599	21,275	21,249
C000054848
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R3
Accumulated Value		10,000		9,335		9,335		10,180		10,363		10,616		10,555		10,902		10,964		10,996		10,792		11,474			11,629		11,818		12,023		11,916		12,035		12,015		12,096		12,178		11,867		12,104		12,211		12,408		12,416		12,693		12,143		12,193		12,248		12,387		12,311		12,673		12,870		12,807		11,653		11,838		10,596		11,692		12,088		12,008		12,485		11,384		12,173		12,357		11,817		12,339		12,294		12,624		12,996		12,615		11,399		9,036		10,210		10,720		10,853		11,147		11,307		10,844		11,059		12,734		13,316		13,306		14,219		15,169		16,040		16,132		15,803		15,808		16,160		15,743		16,568		16,091		17,121		16,305		16,396		16,501		15,378		15,756		14,149		15,245		14,852		13,514		14,944		15,822		15,185		16,271		15,965		15,414		15,529		14,907		16,140		16,727		16,486		15,731		15,123		16,464		17,501		17,534		18,482		19,452		18,405		19,110		18,669		19,645		20,047		20,306	20,108	21,519	20,076	20,938	20,311	19,299	18,655	19,269	19,884	20,205	20,688	21,026	20,832	21,509	21,487
C000158202
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R4
Accumulated Value		10,000		9,341		9,341		10,190		10,376		10,631		10,570		10,923		10,984		11,020		10,822		11,502			11,661		11,853		12,061		11,959		12,077		12,061		12,147		12,228		11,918		12,158		12,269		12,468		12,482		12,763		12,214		12,265		12,319		12,466		12,390		12,752		12,953		12,894		11,725		11,918		10,667		11,773		12,174		12,098		12,580		11,474		12,272		12,456		11,916		12,442		12,402		12,737		13,117		12,735		11,510		9,122		10,314		10,829		10,967		11,262		11,432		10,963		11,184		12,882		13,472		13,467		14,390		15,354		16,239		16,337		16,006		16,016		16,379		15,960		16,798		16,314		17,365		16,539		16,635		16,747		15,612		15,997		14,365		15,483		15,088		13,731		15,190		16,084		15,440		16,545		16,243		15,682		15,803		15,176		16,435		17,033		16,790		16,028		15,404		16,779		17,838		17,877		18,847		19,844		18,774		19,498		19,053		20,055		20,468		20,735	20,540	21,983	20,519	21,404	20,769	19,732	19,080	19,708	20,348	20,673	21,174	21,530	21,327	22,031	22,012
C000158203
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R5
Accumulated Value		10,000		9,341		9,345		10,195		10,383		10,639		10,582		10,933		10,998		11,039		10,839		11,523			11,686		11,883		12,093		11,990		12,113		12,097		12,183		12,269		11,961		12,207		12,318		12,524		12,539		12,823		12,273		12,328		12,387		12,531		12,459		12,828		13,035		12,976		11,805		11,999		10,742		11,857		12,259		12,187		12,675		11,564		12,368		12,558		12,016		12,554		12,513		12,856		13,237		12,858		11,624		9,213		10,419		10,942		11,082		11,386		11,559		11,087		11,311		13,031		13,634		13,629		14,568		15,550		16,446		16,545		16,218		16,232		16,602		16,180		17,034		16,550		17,614		16,780		16,884		16,998		15,853		16,247		14,594		15,732		15,333		13,956		15,438		16,352		15,704		16,832		16,522		15,958		16,088		15,444		16,731		17,349		17,106		16,330		15,701		17,100		18,186		18,232		19,223		20,243		19,154		19,899		19,447		20,474		20,898		21,179	20,984	22,463	20,974	21,881	21,232	20,181	19,513	20,168	20,823	21,165	21,676	22,043	21,847	22,568	22,550
C000158204
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		10,000		9,341		9,349		10,199		10,386		10,647		10,590		10,941		11,010		11,050		10,851		11,539			11,703		11,900		12,110		12,011		12,134		12,118		12,208		12,298		11,986		12,232		12,347		12,552		12,570		12,853		12,303		12,358		12,417		12,570		12,498		12,867		13,074		13,019		11,839		12,034		10,779		11,898		12,305		12,232		12,724		11,609		12,417		12,608		12,066		12,603		12,567		12,906		13,292		12,914		11,676		9,256		10,470		10,994		11,134		11,442		11,615		11,143		11,372		13,096		13,705		13,701		14,649		15,635		16,536		16,640		16,308		16,327		16,697		16,275		17,133		16,649		17,721		16,882		16,991		17,105		15,951		16,349		14,687		15,835		15,436		14,050		15,546		16,464		15,810		16,954		16,644		16,075		16,204		15,562		16,858		17,476		17,233		16,458		15,824		17,238		18,331		18,377		19,378		20,408		19,315		20,065		19,607		20,645		21,080		21,367	21,172	22,661	21,162	22,080	21,426	20,364	19,697	20,351	21,017	21,365	21,888	22,254	22,058	22,790	22,772
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302		32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302		32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302		32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value	10,000		10,112		10,254		10,318		10,530		10,562		10,780		11,032		11,370		11,496		12,155		11,707			11,409		11,453		11,729		11,801		12,240		12,639		12,711		11,842		12,083		10,992		11,873		12,254		12,493		12,998		12,172		13,030		13,218		13,008		13,252		13,539		14,030		14,453		14,448		13,258		11,621		13,111		13,735		14,008		14,798		15,862		15,259		14,853		16,479		17,113		16,940		17,407		18,169		19,139		19,273		19,723		20,191		20,805		19,838		21,227		21,080		22,025		20,885		20,260		21,012		19,180		19,215		17,629		19,254		18,469		16,768		18,126		19,139		18,036		19,169		18,702		19,388		19,691		19,777		21,083		21,761		21,414		20,393		19,964		21,788		22,777		23,160		24,397		25,182		24,153		25,351		26,260		26,580		27,225		27,806		27,554		29,172		28,476		29,269		28,887		27,260		27,075		28,779		30,243		30,921		31,548		32,700		33,465		33,547		33,568
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302		32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302		32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302		32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302		32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302		32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302		32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P 500 Index
Accumulated Value		10,000		9,504		9,491		10,135		10,174		10,357		10,384		10,766		10,782		10,784		10,587		10,979			11,196		11,408		11,861		11,875		11,997		12,166		12,242		12,494		12,532		12,790		13,089		13,490		13,640		14,421		13,890		13,537		13,589		13,916		14,002		14,523		14,996		15,081		14,050		14,337		13,042		14,087		14,540		14,822		15,422		14,442		15,460		15,682		15,434		15,723		16,063		16,646		17,149		17,142		15,731		13,788		15,555		16,296		16,620		17,558		18,820		18,105		17,623		19,552		20,304		20,099		20,653		21,558		22,708		22,867		23,401		23,956		24,685		23,537		25,186		25,011		26,132		24,780		24,038		24,931		22,757		22,798		20,916		22,845		21,913		19,895		21,506		22,708		21,399		22,744		22,189		23,004		23,363		23,464		25,015		25,818		25,407		24,196		23,687		25,850		27,025		27,479		28,946		29,878		28,657		30,078		31,157		31,537		32,302		32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
Lord Abbett Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap Value Index
Accumulated Value		10,000		9,447		9,514		10,392		10,615		10,789		10,887		11,349		11,324		11,372		11,096		11,790			12,000		12,202		12,543		12,451		12,475		12,436		12,621		12,788		12,549		12,892		12,995		13,435		13,601		13,913		13,228		13,261		13,326		13,471		13,580		13,949		14,139		14,027		13,017		13,329		11,930		13,158		13,576		13,644		14,094		13,189		14,080		14,197		13,696		14,252		14,328		14,710		15,158		14,863		13,391		10,352		11,734		12,278		12,417		13,003		13,518		13,211		13,334		15,207		15,910		15,874		17,104		17,987		18,857		19,229		19,005		19,123		19,532		18,813		19,815		19,213		20,419		19,547		19,456		20,047		18,856		19,218		17,105		18,578		18,009		16,262		17,799		18,924		17,962		19,413		18,791		18,199		18,201		17,393		18,902		19,725		19,027		18,059		17,164		18,783		20,246		19,884		20,833		21,911		20,765		21,510		21,166		22,445		22,868		23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P MidCap 400 Value Index
Accumulated Value		10,000		9,445		9,657		10,636		10,819		10,973		11,026		11,477		11,522		11,524		11,283		12,409			12,653		12,827		13,082		12,989		12,986		12,788		13,062		13,188		12,915		13,488		13,623		14,129		14,211		14,399		13,670		13,784		13,874		14,461		14,522		14,836		15,215		15,069		13,732		14,128		12,524		13,989		14,540		14,280		14,960		13,515		14,636		14,800		14,005		14,701		14,897		15,312		15,790		15,138		13,526		10,249		11,719		12,339		12,477		12,818		13,307		12,728		13,173		15,357		16,379		16,569		18,149		19,398		20,331		20,724		20,142		20,105		20,588		19,820		20,698		20,206		21,400		20,552		20,811		21,271		19,862		20,288		18,402		20,094		19,521		17,664		19,701		20,975		19,916		22,186		21,566		20,417		20,198		19,467		21,341		22,296		21,460		20,226		19,037		20,857		22,981		22,270		22,702		23,928		22,481		23,532		23,085		24,831		24,989		25,281	25,269	27,506	25,673	26,689	25,876	24,723	23,645	24,717	25,645	25,904	27,095	27,062	26,706	27,525	27,619
Lord Abbett Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap Value Index
Accumulated Value		10,000		9,447		9,514		10,392		10,615		10,789		10,887		11,349		11,324		11,372		11,096		11,790			12,000		12,202		12,543		12,451		12,475		12,436		12,621		12,788		12,549		12,892		12,995		13,435		13,601		13,913		13,228		13,261		13,326		13,471		13,580		13,949		14,139		14,027		13,017		13,329		11,930		13,158		13,576		13,644		14,094		13,189		14,080		14,197		13,696		14,252		14,328		14,710		15,158		14,863		13,391		10,352		11,734		12,278		12,417		13,003		13,518		13,211		13,334		15,207		15,910		15,874		17,104		17,987		18,857		19,229		19,005		19,123		19,532		18,813		19,815		19,213		20,419		19,547		19,456		20,047		18,856		19,218		17,105		18,578		18,009		16,262		17,799		18,924		17,962		19,413		18,791		18,199		18,201		17,393		18,902		19,725		19,027		18,059		17,164		18,783		20,246		19,884		20,833		21,911		20,765		21,510		21,166		22,445		22,868		23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P MidCap 400 Value Index
Accumulated Value		10,000		9,445		9,657		10,636		10,819		10,973		11,026		11,477		11,522		11,524		11,283		12,409			12,653		12,827		13,082		12,989		12,986		12,788		13,062		13,188		12,915		13,488		13,623		14,129		14,211		14,399		13,670		13,784		13,874		14,461		14,522		14,836		15,215		15,069		13,732		14,128		12,524		13,989		14,540		14,280		14,960		13,515		14,636		14,800		14,005		14,701		14,897		15,312		15,790		15,138		13,526		10,249		11,719		12,339		12,477		12,818		13,307		12,728		13,173		15,357		16,379		16,569		18,149		19,398		20,331		20,724		20,142		20,105		20,588		19,820		20,698		20,206		21,400		20,552		20,811		21,271		19,862		20,288		18,402		20,094		19,521		17,664		19,701		20,975		19,916		22,186		21,566		20,417		20,198		19,467		21,341		22,296		21,460		20,226		19,037		20,857		22,981		22,270		22,702		23,928		22,481		23,532		23,085		24,831		24,989		25,281	25,269	27,506	25,673	26,689	25,876	24,723	23,645	24,717	25,645	25,904	27,095	27,062	26,706	27,525	27,619
Lord Abbett Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap Value Index
Accumulated Value		10,000		9,447		9,514		10,392		10,615		10,789		10,887		11,349		11,324		11,372		11,096		11,790			12,000		12,202		12,543		12,451		12,475		12,436		12,621		12,788		12,549		12,892		12,995		13,435		13,601		13,913		13,228		13,261		13,326		13,471		13,580		13,949		14,139		14,027		13,017		13,329		11,930		13,158		13,576		13,644		14,094		13,189		14,080		14,197		13,696		14,252		14,328		14,710		15,158		14,863		13,391		10,352		11,734		12,278		12,417		13,003		13,518		13,211		13,334		15,207		15,910		15,874		17,104		17,987		18,857		19,229		19,005		19,123		19,532		18,813		19,815		19,213		20,419		19,547		19,456		20,047		18,856		19,218		17,105		18,578		18,009		16,262		17,799		18,924		17,962		19,413		18,791		18,199		18,201		17,393		18,902		19,725		19,027		18,059		17,164		18,783		20,246		19,884		20,833		21,911		20,765		21,510		21,166		22,445		22,868		23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P MidCap 400 Value Index
Accumulated Value		10,000		9,445		9,657		10,636		10,819		10,973		11,026		11,477		11,522		11,524		11,283		12,409			12,653		12,827		13,082		12,989		12,986		12,788		13,062		13,188		12,915		13,488		13,623		14,129		14,211		14,399		13,670		13,784		13,874		14,461		14,522		14,836		15,215		15,069		13,732		14,128		12,524		13,989		14,540		14,280		14,960		13,515		14,636		14,800		14,005		14,701		14,897		15,312		15,790		15,138		13,526		10,249		11,719		12,339		12,477		12,818		13,307		12,728		13,173		15,357		16,379		16,569		18,149		19,398		20,331		20,724		20,142		20,105		20,588		19,820		20,698		20,206		21,400		20,552		20,811		21,271		19,862		20,288		18,402		20,094		19,521		17,664		19,701		20,975		19,916		22,186		21,566		20,417		20,198		19,467		21,341		22,296		21,460		20,226		19,037		20,857		22,981		22,270		22,702		23,928		22,481		23,532		23,085		24,831		24,989		25,281	25,269	27,506	25,673	26,689	25,876	24,723	23,645	24,717	25,645	25,904	27,095	27,062	26,706	27,525	27,619
Lord Abbett Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap Value Index
Accumulated Value	10,000		10,048		10,017		10,166		10,301		10,109		10,384		10,468		10,822		10,956		11,207		10,655			10,682		10,735		10,851		10,939		11,236		11,389		11,299		10,485		10,736		9,609		10,599		10,936		10,990		11,353		10,624		11,341		11,436		11,032		11,480		11,542		11,849		12,210		11,972		10,787		8,338		9,452		9,890		10,002		10,474		10,889		10,642		10,741		12,249		12,816		12,787		13,777		14,489		15,189		15,489		15,309		15,404		15,734		15,154		15,961		15,476		16,448		15,746		15,672		16,148		15,189		15,480		13,779		14,964		14,507		13,099		14,337		15,243		14,469		15,637		15,137		14,660		14,661		14,011		15,226		15,889		15,326		14,547		13,826		15,130		16,308		16,016		16,781		17,650		16,726		17,327		17,049		18,079		18,420		18,767		18,532		19,896		18,440		19,088		18,740		18,050		17,603		18,371		19,016		19,357		19,937		20,191		19,988		20,465		20,477
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P MidCap 400 Value Index
Accumulated Value	$ 10,000		$ 10,067		$ 9,914		$ 10,126		$ 10,224		$ 10,012		$ 10,456		$ 10,561		$ 10,953		$ 11,017		$ 11,163		$ 10,597			$ 10,686		$ 10,756		$ 11,211		$ 11,258		$ 11,501		$ 11,795		$ 11,682		$ 10,645		$ 10,953		$ 9,709		$ 10,845		$ 11,272		$ 11,070		$ 11,598		$ 10,477		$ 11,346		$ 11,474		$ 10,857		$ 11,397		$ 11,549		$ 11,870		$ 12,241		$ 11,736		$ 10,486		$ 7,945		$ 9,085		$ 9,565		$ 9,673		$ 9,937		$ 10,316		$ 9,867		$ 10,212		$ 11,905		$ 12,698		$ 12,845		$ 14,070		$ 15,038		$ 15,761		$ 16,066		$ 15,615		$ 15,586		$ 15,960		$ 15,365		$ 16,046		$ 15,664		$ 16,590		$ 15,933		$ 16,133		$ 16,490		$ 15,398		$ 15,728		$ 14,266		$ 15,578		$ 15,134		$ 13,694		$ 15,273		$ 16,260		$ 15,440		$ 17,199		$ 16,718		$ 15,828		$ 15,658		$ 15,091		$ 16,544		$ 17,285		$ 16,637		$ 15,680		$ 14,758		$ 16,169		$ 17,816		$ 17,265		$ 17,599		$ 18,549		$ 17,428		$ 18,243		$ 17,896		$ 19,250		$ 19,372		$ 19,599		$ 19,590		$ 21,323		$ 19,902		$ 20,690		$ 20,060		$ 19,166		$ 18,330		$ 19,162		$ 19,881		$ 20,082		$ 21,005		$ 20,979		$ 20,703		$ 21,338		$ 21,411
Lord Abbett Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap Value Index
Accumulated Value		10,000		9,447		9,514		10,392		10,615		10,789		10,887		11,349		11,324		11,372		11,096		11,790			12,000		12,202		12,543		12,451		12,475		12,436		12,621		12,788		12,549		12,892		12,995		13,435		13,601		13,913		13,228		13,261		13,326		13,471		13,580		13,949		14,139		14,027		13,017		13,329		11,930		13,158		13,576		13,644		14,094		13,189		14,080		14,197		13,696		14,252		14,328		14,710		15,158		14,863		13,391		10,352		11,734		12,278		12,417		13,003		13,518		13,211		13,334		15,207		15,910		15,874		17,104		17,987		18,857		19,229		19,005		19,123		19,532		18,813		19,815		19,213		20,419		19,547		19,456		20,047		18,856		19,218		17,105		18,578		18,009		16,262		17,799		18,924		17,962		19,413		18,791		18,199		18,201		17,393		18,902		19,725		19,027		18,059		17,164		18,783		20,246		19,884		20,833		21,911		20,765		21,510		21,166		22,445		22,868		23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P MidCap 400 Value Index
Accumulated Value		10,000		9,445		9,657		10,636		10,819		10,973		11,026		11,477		11,522		11,524		11,283		12,409			12,653		12,827		13,082		12,989		12,986		12,788		13,062		13,188		12,915		13,488		13,623		14,129		14,211		14,399		13,670		13,784		13,874		14,461		14,522		14,836		15,215		15,069		13,732		14,128		12,524		13,989		14,540		14,280		14,960		13,515		14,636		14,800		14,005		14,701		14,897		15,312		15,790		15,138		13,526		10,249		11,719		12,339		12,477		12,818		13,307		12,728		13,173		15,357		16,379		16,569		18,149		19,398		20,331		20,724		20,142		20,105		20,588		19,820		20,698		20,206		21,400		20,552		20,811		21,271		19,862		20,288		18,402		20,094		19,521		17,664		19,701		20,975		19,916		22,186		21,566		20,417		20,198		19,467		21,341		22,296		21,460		20,226		19,037		20,857		22,981		22,270		22,702		23,928		22,481		23,532		23,085		24,831		24,989		25,281	25,269	27,506	25,673	26,689	25,876	24,723	23,645	24,717	25,645	25,904	27,095	27,062	26,706	27,525	27,619
Lord Abbett Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap Value Index
Accumulated Value		10,000		9,447		9,514		10,392		10,615		10,789		10,887		11,349		11,324		11,372		11,096		11,790			12,000		12,202		12,543		12,451		12,475		12,436		12,621		12,788		12,549		12,892		12,995		13,435		13,601		13,913		13,228		13,261		13,326		13,471		13,580		13,949		14,139		14,027		13,017		13,329		11,930		13,158		13,576		13,644		14,094		13,189		14,080		14,197		13,696		14,252		14,328		14,710		15,158		14,863		13,391		10,352		11,734		12,278		12,417		13,003		13,518		13,211		13,334		15,207		15,910		15,874		17,104		17,987		18,857		19,229		19,005		19,123		19,532		18,813		19,815		19,213		20,419		19,547		19,456		20,047		18,856		19,218		17,105		18,578		18,009		16,262		17,799		18,924		17,962		19,413		18,791		18,199		18,201		17,393		18,902		19,725		19,027		18,059		17,164		18,783		20,246		19,884		20,833		21,911		20,765		21,510		21,166		22,445		22,868		23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P MidCap 400 Value Index
Accumulated Value		10,000		9,445		9,657		10,636		10,819		10,973		11,026		11,477		11,522		11,524		11,283		12,409			12,653		12,827		13,082		12,989		12,986		12,788		13,062		13,188		12,915		13,488		13,623		14,129		14,211		14,399		13,670		13,784		13,874		14,461		14,522		14,836		15,215		15,069		13,732		14,128		12,524		13,989		14,540		14,280		14,960		13,515		14,636		14,800		14,005		14,701		14,897		15,312		15,790		15,138		13,526		10,249		11,719		12,339		12,477		12,818		13,307		12,728		13,173		15,357		16,379		16,569		18,149		19,398		20,331		20,724		20,142		20,105		20,588		19,820		20,698		20,206		21,400		20,552		20,811		21,271		19,862		20,288		18,402		20,094		19,521		17,664		19,701		20,975		19,916		22,186		21,566		20,417		20,198		19,467		21,341		22,296		21,460		20,226		19,037		20,857		22,981		22,270		22,702		23,928		22,481		23,532		23,085		24,831		24,989		25,281	25,269	27,506	25,673	26,689	25,876	24,723	23,645	24,717	25,645	25,904	27,095	27,062	26,706	27,525	27,619
Lord Abbett Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap Value Index
Accumulated Value		10,000		9,447		9,514		10,392		10,615		10,789		10,887		11,349		11,324		11,372		11,096		11,790			12,000		12,202		12,543		12,451		12,475		12,436		12,621		12,788		12,549		12,892		12,995		13,435		13,601		13,913		13,228		13,261		13,326		13,471		13,580		13,949		14,139		14,027		13,017		13,329		11,930		13,158		13,576		13,644		14,094		13,189		14,080		14,197		13,696		14,252		14,328		14,710		15,158		14,863		13,391		10,352		11,734		12,278		12,417		13,003		13,518		13,211		13,334		15,207		15,910		15,874		17,104		17,987		18,857		19,229		19,005		19,123		19,532		18,813		19,815		19,213		20,419		19,547		19,456		20,047		18,856		19,218		17,105		18,578		18,009		16,262		17,799		18,924		17,962		19,413		18,791		18,199		18,201		17,393		18,902		19,725		19,027		18,059		17,164		18,783		20,246		19,884		20,833		21,911		20,765		21,510		21,166		22,445		22,868		23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P MidCap 400 Value Index
Accumulated Value		10,000		9,445		9,657		10,636		10,819		10,973		11,026		11,477		11,522		11,524		11,283		12,409			12,653		12,827		13,082		12,989		12,986		12,788		13,062		13,188		12,915		13,488		13,623		14,129		14,211		14,399		13,670		13,784		13,874		14,461		14,522		14,836		15,215		15,069		13,732		14,128		12,524		13,989		14,540		14,280		14,960		13,515		14,636		14,800		14,005		14,701		14,897		15,312		15,790		15,138		13,526		10,249		11,719		12,339		12,477		12,818		13,307		12,728		13,173		15,357		16,379		16,569		18,149		19,398		20,331		20,724		20,142		20,105		20,588		19,820		20,698		20,206		21,400		20,552		20,811		21,271		19,862		20,288		18,402		20,094		19,521		17,664		19,701		20,975		19,916		22,186		21,566		20,417		20,198		19,467		21,341		22,296		21,460		20,226		19,037		20,857		22,981		22,270		22,702		23,928		22,481		23,532		23,085		24,831		24,989		25,281	25,269	27,506	25,673	26,689	25,876	24,723	23,645	24,717	25,645	25,904	27,095	27,062	26,706	27,525	27,619
Lord Abbett Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap Value Index
Accumulated Value		10,000		9,447		9,514		10,392		10,615		10,789		10,887		11,349		11,324		11,372		11,096		11,790			12,000		12,202		12,543		12,451		12,475		12,436		12,621		12,788		12,549		12,892		12,995		13,435		13,601		13,913		13,228		13,261		13,326		13,471		13,580		13,949		14,139		14,027		13,017		13,329		11,930		13,158		13,576		13,644		14,094		13,189		14,080		14,197		13,696		14,252		14,328		14,710		15,158		14,863		13,391		10,352		11,734		12,278		12,417		13,003		13,518		13,211		13,334		15,207		15,910		15,874		17,104		17,987		18,857		19,229		19,005		19,123		19,532		18,813		19,815		19,213		20,419		19,547		19,456		20,047		18,856		19,218		17,105		18,578		18,009		16,262		17,799		18,924		17,962		19,413		18,791		18,199		18,201		17,393		18,902		19,725		19,027		18,059		17,164		18,783		20,246		19,884		20,833		21,911		20,765		21,510		21,166		22,445		22,868		23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P MidCap 400 Value Index
Accumulated Value		10,000		9,445		9,657		10,636		10,819		10,973		11,026		11,477		11,522		11,524		11,283		12,409			12,653		12,827		13,082		12,989		12,986		12,788		13,062		13,188		12,915		13,488		13,623		14,129		14,211		14,399		13,670		13,784		13,874		14,461		14,522		14,836		15,215		15,069		13,732		14,128		12,524		13,989		14,540		14,280		14,960		13,515		14,636		14,800		14,005		14,701		14,897		15,312		15,790		15,138		13,526		10,249		11,719		12,339		12,477		12,818		13,307		12,728		13,173		15,357		16,379		16,569		18,149		19,398		20,331		20,724		20,142		20,105		20,588		19,820		20,698		20,206		21,400		20,552		20,811		21,271		19,862		20,288		18,402		20,094		19,521		17,664		19,701		20,975		19,916		22,186		21,566		20,417		20,198		19,467		21,341		22,296		21,460		20,226		19,037		20,857		22,981		22,270		22,702		23,928		22,481		23,532		23,085		24,831		24,989		25,281	25,269	27,506	25,673	26,689	25,876	24,723	23,645	24,717	25,645	25,904	27,095	27,062	26,706	27,525	27,619
Lord Abbett Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap Value Index
Accumulated Value		10,000		9,447		9,514		10,392		10,615		10,789		10,887		11,349		11,324		11,372		11,096		11,790			12,000		12,202		12,543		12,451		12,475		12,436		12,621		12,788		12,549		12,892		12,995		13,435		13,601		13,913		13,228		13,261		13,326		13,471		13,580		13,949		14,139		14,027		13,017		13,329		11,930		13,158		13,576		13,644		14,094		13,189		14,080		14,197		13,696		14,252		14,328		14,710		15,158		14,863		13,391		10,352		11,734		12,278		12,417		13,003		13,518		13,211		13,334		15,207		15,910		15,874		17,104		17,987		18,857		19,229		19,005		19,123		19,532		18,813		19,815		19,213		20,419		19,547		19,456		20,047		18,856		19,218		17,105		18,578		18,009		16,262		17,799		18,924		17,962		19,413		18,791		18,199		18,201		17,393		18,902		19,725		19,027		18,059		17,164		18,783		20,246		19,884		20,833		21,911		20,765		21,510		21,166		22,445		22,868		23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P MidCap 400 Value Index
Accumulated Value		10,000		9,445		9,657		10,636		10,819		10,973		11,026		11,477		11,522		11,524		11,283		12,409			12,653		12,827		13,082		12,989		12,986		12,788		13,062		13,188		12,915		13,488		13,623		14,129		14,211		14,399		13,670		13,784		13,874		14,461		14,522		14,836		15,215		15,069		13,732		14,128		12,524		13,989		14,540		14,280		14,960		13,515		14,636		14,800		14,005		14,701		14,897		15,312		15,790		15,138		13,526		10,249		11,719		12,339		12,477		12,818		13,307		12,728		13,173		15,357		16,379		16,569		18,149		19,398		20,331		20,724		20,142		20,105		20,588		19,820		20,698		20,206		21,400		20,552		20,811		21,271		19,862		20,288		18,402		20,094		19,521		17,664		19,701		20,975		19,916		22,186		21,566		20,417		20,198		19,467		21,341		22,296		21,460		20,226		19,037		20,857		22,981		22,270		22,702		23,928		22,481		23,532		23,085		24,831		24,989		25,281	25,269	27,506	25,673	26,689	25,876	24,723	23,645	24,717	25,645	25,904	27,095	27,062	26,706	27,525	27,619
Lord Abbett Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap Value Index
Accumulated Value		10,000		9,447		9,514		10,392		10,615		10,789		10,887		11,349		11,324		11,372		11,096		11,790			12,000		12,202		12,543		12,451		12,475		12,436		12,621		12,788		12,549		12,892		12,995		13,435		13,601		13,913		13,228		13,261		13,326		13,471		13,580		13,949		14,139		14,027		13,017		13,329		11,930		13,158		13,576		13,644		14,094		13,189		14,080		14,197		13,696		14,252		14,328		14,710		15,158		14,863		13,391		10,352		11,734		12,278		12,417		13,003		13,518		13,211		13,334		15,207		15,910		15,874		17,104		17,987		18,857		19,229		19,005		19,123		19,532		18,813		19,815		19,213		20,419		19,547		19,456		20,047		18,856		19,218		17,105		18,578		18,009		16,262		17,799		18,924		17,962		19,413		18,791		18,199		18,201		17,393		18,902		19,725		19,027		18,059		17,164		18,783		20,246		19,884		20,833		21,911		20,765		21,510		21,166		22,445		22,868		23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P MidCap 400 Value Index
Accumulated Value		10,000		9,445		9,657		10,636		10,819		10,973		11,026		11,477		11,522		11,524		11,283		12,409			12,653		12,827		13,082		12,989		12,986		12,788		13,062		13,188		12,915		13,488		13,623		14,129		14,211		14,399		13,670		13,784		13,874		14,461		14,522		14,836		15,215		15,069		13,732		14,128		12,524		13,989		14,540		14,280		14,960		13,515		14,636		14,800		14,005		14,701		14,897		15,312		15,790		15,138		13,526		10,249		11,719		12,339		12,477		12,818		13,307		12,728		13,173		15,357		16,379		16,569		18,149		19,398		20,331		20,724		20,142		20,105		20,588		19,820		20,698		20,206		21,400		20,552		20,811		21,271		19,862		20,288		18,402		20,094		19,521		17,664		19,701		20,975		19,916		22,186		21,566		20,417		20,198		19,467		21,341		22,296		21,460		20,226		19,037		20,857		22,981		22,270		22,702		23,928		22,481		23,532		23,085		24,831		24,989		25,281	25,269	27,506	25,673	26,689	25,876	24,723	23,645	24,717	25,645	25,904	27,095	27,062	26,706	27,525	27,619
Lord Abbett Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Russell Midcap Value Index
Accumulated Value		10,000		9,447		9,514		10,392		10,615		10,789		10,887		11,349		11,324		11,372		11,096		11,790			12,000		12,202		12,543		12,451		12,475		12,436		12,621		12,788		12,549		12,892		12,995		13,435		13,601		13,913		13,228		13,261		13,326		13,471		13,580		13,949		14,139		14,027		13,017		13,329		11,930		13,158		13,576		13,644		14,094		13,189		14,080		14,197		13,696		14,252		14,328		14,710		15,158		14,863		13,391		10,352		11,734		12,278		12,417		13,003		13,518		13,211		13,334		15,207		15,910		15,874		17,104		17,987		18,857		19,229		19,005		19,123		19,532		18,813		19,815		19,213		20,419		19,547		19,456		20,047		18,856		19,218		17,105		18,578		18,009		16,262		17,799		18,924		17,962		19,413		18,791		18,199		18,201		17,393		18,902		19,725		19,027		18,059		17,164		18,783		20,246		19,884		20,833		21,911		20,765		21,510		21,166		22,445		22,868		23,299	23,006	24,699	22,892	23,697	23,265	22,409	21,853	22,806	23,607	24,030	24,751	25,066	24,814	25,406	25,421
Lord Abbett Index: S&P MidCap 400 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																									S&P MidCap 400 Value Index
Accumulated Value		$ 10,000		$ 9,445		$ 9,657		$ 10,636		$ 10,819		$ 10,973		$ 11,026		$ 11,477		$ 11,522		$ 11,524		$ 11,283		$ 12,409			$ 12,653		$ 12,827		$ 13,082		$ 12,989		$ 12,986		$ 12,788		$ 13,062		$ 13,188		$ 12,915		$ 13,488		$ 13,623		$ 14,129		$ 14,211		$ 14,399		$ 13,670		$ 13,784		$ 13,874		$ 14,461		$ 14,522		$ 14,836		$ 15,215		$ 15,069		$ 13,732		$ 14,128		$ 12,524		$ 13,989		$ 14,540		$ 14,280		$ 14,960		$ 13,515		$ 14,636		$ 14,800		$ 14,005		$ 14,701		$ 14,897		$ 15,312		$ 15,790		$ 15,138		$ 13,526		$ 10,249		$ 11,719		$ 12,339		$ 12,477		$ 12,818		$ 13,307		$ 12,728		$ 13,173		$ 15,357		$ 16,379		$ 16,569		$ 18,149		$ 19,398		$ 20,331		$ 20,724		$ 20,142		$ 20,105		$ 20,588		$ 19,820		$ 20,698		$ 20,206		$ 21,400		$ 20,552		$ 20,811		$ 21,271		$ 19,862		$ 20,288		$ 18,402		$ 20,094		$ 19,521		$ 17,664		$ 19,701		$ 20,975		$ 19,916		$ 22,186		$ 21,566		$ 20,417		$ 20,198		$ 19,467		$ 21,341		$ 22,296		$ 21,460		$ 20,226		$ 19,037		$ 20,857		$ 22,981		$ 22,270		$ 22,702		$ 23,928		$ 22,481		$ 23,532		$ 23,085		$ 24,831		$ 24,989		$ 25,281	$ 25,269	$ 27,506	$ 25,673	$ 26,689	$ 25,876	$ 24,723	$ 23,645	$ 24,717	$ 25,645	$ 25,904	$ 27,095	$ 27,062	$ 26,706	$ 27,525	$ 27,619